Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 35,239,338	¥ 29,264,213	¥ 27,154,820
Other comprehensive income, net of tax	(746,031)	2,117,103	827,713
Ending balance	36,878,913	35,239,338	29,264,213
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,300,855	933,702	1,134,671
Other comprehensive income, net of tax	44,731	716,048	(105,435)
Reclassification to retained earnings	(234,994)	(341,709)	(94,233)
Other comprehensive income for the period attributable to non-controlling interests	(1,153)	(7,186)	(1,300)
Ending balance	1,109,439	1,300,855	933,702
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Other comprehensive income, net of tax	(85,084)	56,434	82,020
Reclassification to retained earnings	94,635	(45,625)	(72,598)
Other comprehensive income for the period attributable to non-controlling interests	(9,551)	(10,809)	(9,422)
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	3,202,901	1,902,493	1,068,583
Other comprehensive income, net of tax	(705,678)	1,344,621	851,129
Other comprehensive income for the period attributable to non-controlling interests	3,470	(44,213)	(17,219)
Ending balance	2,500,693	3,202,901	1,902,493
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	4,503,756	2,836,195	2,203,254
Other comprehensive income, net of tax	(746,031)	2,117,103	827,713
Reclassification to retained earnings	(140,359)	(387,334)	(166,831)
Other comprehensive income for the period attributable to non-controlling interests	(7,233)	(62,208)	(27,941)
Ending balance	¥ 3,610,133	¥ 4,503,756	¥ 2,836,195